Restructuring accrual (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of liabilities associated with restructuring accrual
Opening balance, January 1	72	77
Accrued	8	13
Payments	(27)	(20)
Amortization of discount	2	3
Foreign exchange impact	0	(1)
Closing balance, December 31	55	72